Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Credit impairment loss allowances on loans and advances to customers	£ (992)
Credit impairment loss allowances on loans and advances to customers		£ (1,005)
Coverage ratio	0.30%	0.30%
Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 172,700	£ 184,100
Credit impairment loss allowances on loans and advances to customers	(200)
Credit impairment loss allowances on loans and advances to customers		(200)
Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	207,400	219,700
Credit impairment loss allowances on loans and advances to customers	(900)
Credit impairment loss allowances on loans and advances to customers		(900)
Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage ratio	0.10%	0.10%
Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
Coverage ratio	0.40%	0.40%
Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 5,200	£ 9,500
Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	5,300	9,500
Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	32,500	33,400
Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	34,200	35,900
Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	79,900	82,300
Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	84,400	85,600
Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	41,500	45,000
Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	48,900	52,100
Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	6,600	7,200
Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	14,600	15,200
Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	200	200
Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,700	3,800
Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	8,300	9,200
Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	200	200
Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,500	3,100
Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	5,400	5,400
Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	0
Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	500	500
Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	7,200	7,700
Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	31,400	31,700
Credit impairment loss allowances on loans and advances to customers	(100)
Credit impairment loss allowances on loans and advances to customers		(100)
Off-balance sheet | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.30%	0.30%
Off-balance sheet | Internal grade 9 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Off-balance sheet | Internal grade 9 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	6,300	7,200
Off-balance sheet | Internal grade 8 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	7,000	6,900
Off-balance sheet | Internal grade 7 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	6,800	6,500
Off-balance sheet | Internal grade 6 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	4,600	4,900
Off-balance sheet | Internal grade 5 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	1,700	2,100
Off-balance sheet | Internal grade 4 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	0
Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	400	400
Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	100
Off-balance sheet | Other | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	4,700	3,700
Off-balance sheet | Other | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	153,000	169,100
Credit impairment loss allowances on loans and advances to customers	0
Credit impairment loss allowances on loans and advances to customers		0
Stage 1 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	182,600	199,600
Credit impairment loss allowances on loans and advances to customers	(100)
Credit impairment loss allowances on loans and advances to customers		(100)
Stage 1 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.10%	0.10%
Stage 1 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 5,200	£ 9,500
Stage 1 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	5,300	9,500
Stage 1 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	31,400	33,100
Stage 1 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	33,100	35,600
Stage 1 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	75,900	80,700
Stage 1 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	80,400	83,900
Stage 1 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	36,300	41,100
Stage 1 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	43,600	47,900
Stage 1 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,600	4,100
Stage 1 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	10,300	11,100
Stage 1 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 1 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	400	500
Stage 1 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	2,800	3,900
Stage 1 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	200	100
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	300	500
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	6,900	7,300
Stage 1 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	30,300	30,800
Credit impairment loss allowances on loans and advances to customers	0
Credit impairment loss allowances on loans and advances to customers		0
Stage 1 | Off-balance sheet | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	6,300	7,200
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	6,900	6,800
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	6,700	6,400
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	4,400	4,700
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	1,200	1,700
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	200
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 1 | Off-balance sheet | Other | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	4,700	3,700
Stage 1 | Off-balance sheet | Other | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	17,800	13,300
Credit impairment loss allowances on loans and advances to customers	(100)
Credit impairment loss allowances on loans and advances to customers		(100)
Stage 2 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	22,200	17,800
Credit impairment loss allowances on loans and advances to customers	(400)
Credit impairment loss allowances on loans and advances to customers		(500)
Stage 2 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.60%	0.80%
Stage 2 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 500
Coverage ratio	1.80%	2.80%
Stage 2 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,100	300
Stage 2 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	1,100	300
Stage 2 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	4,000	1,600
Stage 2 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	4,000	1,700
Stage 2 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	5,200	3,900
Stage 2 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	5,300	4,200
Stage 2 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,000	3,100
Stage 2 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	4,300	4,100
Stage 2 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
Stage 2 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 2 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,200	3,200
Stage 2 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	5,400	5,200
Stage 2 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	0
Stage 2 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	200	200
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,400	1,300
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	2,400	2,600
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	100	200
Stage 2 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	100	200
Stage 2 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	1,000	800
Credit impairment loss allowances on loans and advances to customers	(100)
Credit impairment loss allowances on loans and advances to customers		(100)
Stage 2 | Off-balance sheet | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	9.10%	12.50%
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	200	200
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	500	400
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	0
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	200	100
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	100
Stage 2 | Off-balance sheet | Other | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 2 | Off-balance sheet | Other | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,900	1,700
Credit impairment loss allowances on loans and advances to customers	(100)
Credit impairment loss allowances on loans and advances to customers		(100)
Stage 3 | Balance sheet asset | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	2,600	2,300
Credit impairment loss allowances on loans and advances to customers	(400)
Credit impairment loss allowances on loans and advances to customers		(300)
Stage 3 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	5.00%	5.90%
Stage 3 | Balance sheet asset | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Coverage ratio	13.30%	13.00%
Stage 3 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 9 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 9 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 8 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 8 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 7 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 7 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 6 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 6 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 5 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 5 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 3 | Balance sheet asset | Internal grade 4 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 3 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
Stage 3 | Balance sheet asset | Internal grade 4 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,900	1,700
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	2,700	2,300
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	0
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	400	300
Stage 3 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Other | Credit risk | Exposures - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	200	200
Stage 3 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Balance sheet asset | Other | Credit risk | ECL - On balance sheet | Financial assets at amortised cost | Loans and advances to customers
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit impairment loss allowances on loans and advances to customers	0
Credit impairment loss allowances on loans and advances to customers		0
Stage 3 | Off-balance sheet | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	100	100
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Other | Credit risk | Exposures - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	0	0
Stage 3 | Off-balance sheet | Other | Credit risk | ECL - On balance sheet
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0